Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2025
Cash, Cash Equivalents and Restricted Cash [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash

A reconciliation of cash, cash equivalents and restricted cash in the consolidated balance sheets to the amounts in the consolidated statement of cash flows is as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Cash and cash equivalents	60,957,156	21,121,206
Restricted cash	-	16,828

Total Cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	60,957,156	21,138,034